Financial structure and financial costs - Current financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial structure, financial costs and financial instruments
Current financial debt	$ 2,377	$ 8,997	$ 8,846
Current lease obligations	1,721	1,437	1,390
Current portion of non-current financial debt	5,492	5,068	4,799
Current borrowings (note 14)	9,590	15,502	15,035
Other current financial liabilities (note 14)	446	488	372
Current financial assets (note 14)	(6,585)	(8,746)	(12,315)
NET CURRENT BORROWINGS	3,451	7,244	3,092
Current deposits beyond three months
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(5,450)	(8,127)	(11,868)
Marketable securities
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(519)	(218)	(195)
Financial receivables on sub-lease
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(329)	(190)	(132)
Current portion of hedging instruments of debt
Financial structure, financial costs and financial instruments
Other current financial liabilities (note 14)	268	262	316
Current financial assets (note 14)	(91)	(2)	(42)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
Other current financial liabilities (note 14)	178	226	56
Current financial assets (note 14)	$ (196)	$ (209)	$ (78)